PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	$ 1,643
Balance, end of period	1,420	$ 1,643
Depreciation expenses	308	219
Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	260
Balance, end of period	205	260
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	338
Balance, end of period	243	338
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	185
Balance, end of period	161	185
Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	860
Balance, end of period	811	860
Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	3,082	2,192
Additions	235	890
Disposal -SSS sale	(185)
Balance, end of period	3,132	3,082
Cost | Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	1,092	956
Additions	113	136
Disposal -SSS sale	(13)
Balance, end of period	1,192	1,092
Cost | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	600	477
Additions	52	123
Disposal -SSS sale	(119)
Balance, end of period	533	600
Cost | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	347	345
Additions	5	2
Disposal -SSS sale	0
Balance, end of period	352	347
Cost | Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	1,043	414
Additions	65	629
Disposal -SSS sale	(53)
Balance, end of period	1,055	1,043
Accumulated Depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(1,439)	(1,220)
Additions	(308)	(219)
Disposal -SSS sale	35
Balance, end of period	(1,712)	(1,439)
Accumulated Depreciation | Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(832)	(714)
Additions	(156)	(118)
Disposal -SSS sale	1
Balance, end of period	(987)	(832)
Accumulated Depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(262)	(212)
Additions	(62)	(50)
Disposal -SSS sale	34
Balance, end of period	(290)	(262)
Accumulated Depreciation | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(162)	(138)
Additions	(29)	(24)
Disposal -SSS sale	0
Balance, end of period	(191)	(162)
Accumulated Depreciation | Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(183)	(156)
Additions	(61)	(27)
Disposal -SSS sale	0
Balance, end of period	$ (244)	$ (183)